SMALL CAP VALUE FUND
SMALL CAP VALUE FUND
Investment Objective
Capital appreciation through investment in small capitalization companies.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 52 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees SMALL CAP VALUE FUND (USD $)	SMALL CAP VALUE FUND CLASS A	SMALL CAP VALUE FUND CLASS C	SMALL CAP VALUE FUND CLASS I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%	none
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10	10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	2.00%	2.00%	2.00%
Wire Redemption Fee	25	25	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SMALL CAP VALUE FUND	SMALL CAP VALUE FUND CLASS A	SMALL CAP VALUE FUND CLASS C	SMALL CAP VALUE FUND CLASS I
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	1.31%	1.33%	1.31%
Total Annual Fund Operating Expenses	2.31%	3.08%	2.06%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example SMALL CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
SMALL CAP VALUE FUND CLASS A	796	1,255	1,739	3,069
SMALL CAP VALUE FUND CLASS C	409	943	1,602	3,362
SMALL CAP VALUE FUND CLASS I	209	646	1,108	2,390

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares or Class I shares, would be the same as shown above.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
SMALL CAP VALUE FUND SMALL CAP VALUE FUND CLASS C	311	951	1,616	3,392

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in small capitalization companies that are, at the time of purchase, not greater than the highest market capitalization of companies in the Russell 2000® Index. As of its most recent reconstitution (May 31, 2013), the highest market capitalization of companies in the Russell 2000® Index was $3.3 billion.

•  Generally investing a significant proportion of its assets in companies with market capitalizations that are, at the time of purchase, not greater than the highest market capitalization of companies in the Russell Microcap® Index (which are often referred to as "micro-cap stocks").

•  Using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to select investments.

•  Identifying growing companies with unique or proprietary advantages in their industries and strong potential for earnings growth.

•  Borrowing up to 5% of total assets for strategic investment purposes. Borrowing above 5% of total assets may be used to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. Under normal circumstances, total borrowing would be limited to no more than 15% of total assets.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

•  Small cap and micro-cap stocks may be more volatile. Investing in small capitalization and micro capitalization companies generally involves greater risks than investing in larger companies. The market may value companies according to size or market capitalization rather than financial performance. As a result, if small cap or micro-cap investing is out of favor, the Fund's small cap and micro-cap holdings may decline in price even though their fundamentals are sound. They may be more difficult to buy and sell, subject to greater business risks, and more sensitive to market changes, than larger capitalization securities.

•  Borrowing. The Fund may borrow money to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. This technique allows the Fund greater flexibility by allowing the Manager to continue to buy and sell portfolio securities primarily for investment or tax considerations, rather than for cash flow considerations. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. The Fund also may use leverage. "Leverage" is the investment technique of using borrowed money to invest in portfolio securities. The use of leverage will magnify the Fund's gains or losses. The use of leverage may cause the Fund's expenses to be greater than comparable funds that do not borrow. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the return on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 42 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return shows how the Fund's average annual returns for 1, 5 and 10 years (with respect to its Class A and C Shares) and for 1 and 5 years and since-inception (with respect to its Class I Shares) compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Risk/Return Bar Chart (Class A Shares) (Results do not include the sales charge; if the sales charge were included, results would be lower.)

During the period shown, the highest quarterly return was 42.38% (quarter ended June 30, 2009), and the lowest quarterly return was –35.70% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Returns SMALL CAP VALUE FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SMALL CAP VALUE FUND CLASS A	50.33%	24.68%	13.72%
SMALL CAP VALUE FUND CLASS C	58.35%	25.22%	13.50%
SMALL CAP VALUE FUND CLASS I	59.76%	27.12%		11.76%	Oct. 09, 2006
After Taxes on Distributions SMALL CAP VALUE FUND CLASS A	50.33%	24.68%	13.45%
After Taxes on Distributions and Sale of Fund Shares SMALL CAP VALUE FUND CLASS A	28.49%	20.44%	11.53%
Russell 2000® Index (does not reflect deduction for fees, expenses or taxes)	38.82%	20.08%	9.07%	7.94%	Oct. 09, 2006

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.